PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	December 31
	2022	2021
	(in thousands)
Cost:
Laboratory equipment*	$6,778	$6,005
Computers	352	328
Office furniture and equipment	200	200
Leasehold improvements	$6,722	6,707
	$14,052	$13,240
Less:
Accumulated depreciation*	$7,451	$6,393
Property and Equipment, net	$6,601	$6,847